Restructuring Costs (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Restructuring costs [Line Items]
Restructuring costs	$ 46,387	$ 1,734,244